Summary Prospectus and
Prospectus Supplement

November 16, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 16, 2018 to the Morgan Stanley Institutional Fund, Inc.
Summary Prospectus and Prospectus dated October 5, 2018

Global Permanence Portfolio

Effective December 5, 2018, all references to "Global Permanence Portfolio" in the Summary Prospectus and Prospectus are hereby deleted and replaced with "Global Endurance Portfolio."

Please retain this supplement for future reference.

  IFIGPERMSUMPROPSPT 11/18

Statement of Additional Information Supplement

November 16, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 16, 2018 to the Morgan Stanley Institutional Fund, Inc.
Statement of Additional Information dated October 5, 2018

Global Permanence Portfolio

Effective December 5, 2018, all references to "Global Permanence Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "Global Endurance Portfolio."

Please retain this supplement for future reference.